Related parties - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Related parties
Related parties

20       Related parties

As presented in note 1, the Company is part of Cogna Group and some of the Company’s transactions and arrangements involve entities that pertain to the Cogna Group. The effect of these transactions is reflected in this Consolidated Financial Statements, with these related parties segregated by nature of transaction measured on an arm’s length basis and determined by intercompany agreements and approved by the Company’s Management. Furthermore, all of them are settled in cash, except for certain intangibles described in item d.

The balances and transactions between the Company and its affiliates have been eliminated in the Company’s Consolidated Financial Statements. The balances and transactions between related parties are shown below:

	Other receivables (i)	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 15a)	Bonds (note 14)
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Pax Editora E Distribuidora Ltda.	-	-	-	-	-	-	-
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Somos Idiomas SA	79	-	-	-	-	-	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Somos Educação S.A.	-	-	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Colégio Ambiental Ltda	-	315	-	-	-		-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343

(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;

(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and

(iii)

On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.

	December 31, 2019
	Other receivables	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments	Loans	Suppliers (note 15)	Bonds (note 14)
Cogna Educação SA,	-	-	149,600	-	-	-	1,539,146
Anhanguera Educacional Participacoes SA,	-	1,150	-	-	-	-	-
Editora Atica SA,	16	281	-	31,944	-	-	-
Editora Scipione SA,	4,743	304	-	-	-	-	-
Escola Mater Christi Ltda,	-	204	-	130	-	-	-
Maxiprint Editora Ltda,	4,021	1,154	-	-	-	-	-
Pax Editora E Distribuidora Ltda,	-	49	-	-	-	-	-
Saraiva Educacao SA,	28,226	424	-	-	-	-	-
Somos Idiomas SA,	75	2	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda,	-	1,415	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda,	-	212	-	-	-	-	-
Colégio Jao Ltda,	-	415	-	-	-	-	-
Colégio Motivo Ltda,	-	1,442	-	-	-	-	-
Editora E Distribuidora Educacional SA,	-	2,705	-	-	-	737	-
Sge Comercio De Material Didatico Ltda,	6	5	-	-	-	482	-
Sistema P H De Ensino Ltda,	-	2,027	-	18	-	-	-
Somos Operações Escolares SA,	42	-	-	4,197	29,192	-	-
Saber Serviços Educacionais SA,	-	5,041	-	-	-	-	101,801
Sociedade Educacional Doze De Outubro Ltda,	-	232	-	-	-	-	-
Saber Serviços Educacionais as	1,012	-	-	-	-	-	-
Editora E Distribuidora Educacional as	-	-	-	12,955	-	-	-
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

	Year ended December 31, 2020				Year ended December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues	Finance costs	Cost Sharing (note 20c)	Sublease (note 20e)	Revenues	Finance costs (i)	Revenues	Finance costs
Cogna Educação S.A.	-	48,432	-	-	-	86,839	-	-
Somos Educação S.A.	-	278	-	-	-	-	-	-
Editora Atica S.A.	7,287	229	11,989	15,364	-	-	-	-
Editora Scipione SA.	1,551	-	-	-	-	-	-	-
Colégio Manauara Lato Sensu Ltda.	3,139	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	612	-	-	-	-	-	-	-
Saraiva Educacao SA.	3,364	-	-	3,739	-	-	-	-
Sociedade Educacional Parana Ltda.	795	-	-	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda.	1,230	-	-	-		-	283	-
Sociedade Educacional Neodna Cuiaba Ltda.	367	-	-	-	1,307	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	657	-	-	-	-	-	-	-
Colégio Motivo Ltda.	1,308	-	-	-	-	-	316	-
Sistema P H De Ensino Ltda.	5,776	-	-	-	1,909	-	3,267	-
Saber Serviços Educacionais S.A.	1,254	6,740	-	729	4,642	5,744	-	25,591
Sociedade Educacional Doze De Outubro Ltda	295	-	-	-	1,770	-	134	-
Editora E Distribuidora Educacional SA.	1,841	-	36,144	1,489	469	-	592	-
Somos Operações Escolares SA.	-	-	-	-	1,647	-	-	-
Escola Mater Christi	246	-	-	-	-	-	120	-
Colegio JAO Ltda.	387	-	-	-	311	-	127	-
Centro Educacional Leonardo Da Vinci SS	1,319	-	-	-	511	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	423	-	-	-	-	-	-	-
Papelaria Brasiliana Ltda	1,287	-	-	-	-	-	-	-
Sociedade Educacional Alphaville SA	317	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	367	-	-	-	-	-	-	-
Others	-	-	-	362	134	-	72	-
	33,822	55,679	48,133	21,683	12,700	92,583	4,911	25,591

(i)	Refers to debentures interest; see Note 14.

a.	Suppliers and other arrangements with related parties

The Company, as consequence of carve-out process on December 31, 2019 kept reverse factoring operations (specifically raw material purchases with Group Cogna’s affiliates) until then owner of assets and liabilities. After the carve-out process on January 1, 2020, the Company assumed those commitments. However, the Company took into account the fact that those contracts would last one year or least after the carve-out data basis, and the cost and benefit of transferring the contracts from the Group Cogna’s affiliates to the Company would be higher than keep them with Group Cogna. As consequence, the Management decided to reimburse the Cogna Group for those expenses inasmuch as the contracts expirated. On December 31, 2020 part of those commitments added up R$ 135,307 (R$ 49,244 on December 31, 2019 and R$ 446 on December 31, 2018). As of December 31, 2020, the Company has settled remaining contracts committed with Related Parties orderly and the Cogna Group has been transferring the remaining services and current contracts to the Company.

b.	Guarantees related to contingencies acquired through past business combination

In December 2019, the Company and Cogna Group signed the agreement to legally bind the indemnification from the seller in connection with the acquisition of Somos by Cogna Group, in order to indemnify the Company for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$153,7 million (R$ 149,6 million in 2019). See Provision for risks of tax, civil and labor losses and judicial deposits and escrow account footnote (note 20).

c.	Cost sharing agreements with related parties

The Company and its related parties expensed certain amounts based on an apportionment from Cogna Group related to shared services, including the shared service center, IT expenses, propriety IT systems and legal and accounting activities, and shared warehouses and other logistic activites based on agreement. Those expenses, R$ 48,133 as of December 31, 2020 are related to these apportionments. In the Consolidated Financial Statements as of December 31, 2019 and 2018 these expenses were recognized according to assumptions determined by the Management based on the nature of expense shared and attributable to the Company.

d.	Brand and Copyrights sharing agreements with related parties

In November and December 2019, the Company and its related parties entered into brand and copyrights sharing agreements with related parties, as follows:

On November 11, 2019, the Company and EDE (Cogna Group’s Parent Company) entered into a copyright license agreement whereby EDE agreed to grant a license, at no cost, to Company, for commercial exploitation and use of copyrights related to the educational platform materials. This agreement is valid for three years.

On November 6, 2019, the Company entered into a trademark license agreement (as amended in 2020) with EDE whereby Company was granted at no cost rights to use related to the trademark “Pitágoras.” This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.

On December 6, 2019, the Company also entered into two trademark license agreements (as amended in 2020) whereby the rights to use related to certain trademarks, such as “Somos Educação”, “Editora Atica”, “Editora Scipione,” “Atual Editora,” “Par Plataforma Educacional,” “Sistema Maxi de Ensino,” “Bilingual Experience,” “English Stars” and “Rede Cristã de Educação,” were granted at no cost to certain related parties. This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.

e.	Lease and sublease agreements with related parties

The Company and its related parties also shared the infrastructure of leased warehouses and other properties, which are direct expenses of the Cogna Group. The expenses related to these lease payments were recognized in the consolidated financial statements according to assumptions defined by Management based on utilization of these properties by the Company.

However, as part of its corporate restructuring (Note 1), the Company entered into lease and sublease agreements with its related parties on December 5, 2019, to continue to share these leased warehouses and other properties, as follows:

e.1       Commercial lease agreement

Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$30	60 months from the agreement date	Inflation index	Bahia (Salvador)

e.2       Commercial sublease agreement

Entity (Sublessor)	Counterpart sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S,A (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	SGE Comércio de Material Didático Ltda, (“SGE”),	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S,A, (“Sariva”)	R$ 113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Editora e Distribuidora Educacional S,A (“EDE”)	R$ 43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

The income from these lease and sublease agreements with related parties were recognized in the Consolidated Financial Statements as of December 31, 2020 amount R$ 21,683 (Note 25).

f.	Compensation of key management personnel

Key management personnel include the members of the Board of Directors, Audit Committee, the CEO and the vice-presidents, for which the nature of the tasks performed were related to the activities of the Company.

For the year ended December 31, 2020, key management compensation, including charges and variable compensation added up R$ 40,576 (R$ 12,802 for the year ended December 31, 2019 and R$ 630 from the period from October 11, 2018 to December 31, 2018). The Audit Committee and Board of Directors were stablished in July 2020 as IPO outcome.

For the Company management members, the following benefits are granted: healthcare plan, share-based compensation plan, discounts on monthly tuition of K-12 in the Cogna Group’s schools, besides discounts over the Company’s own products.

See below the key management’s person remuneration by nature:

a)

Short term benefits - Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus, and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, The short term benefits as of December 31, 2020 amounted to R$ 6,982 (R$ 11,430 as of December 31, 2019, R$ 155 from October 11 to December 2018), including payroll charges.

b)

Share based payment - The Company offered also to certain key management personnel payment based in its restricted shares units, Bonus IPO, amount R$ 33,594 (R$ 1,372 as of December 31, 2019, R$ 475 from October 11 to December 2018) including payroll charges.

The Key management personnel compensation expenses comprised the following:

	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Short-term employee benefits (i)	6,982	11,430	155
Share-based compensation plan (ii)	33,594	1,372	475
	40,576	12,802	630

(i)

The Company, as a result of COVID-19, has been reviewed some short-term benefits not based on legal obligation, for example bonus based on performance to key management personnel. As a consequence, the expense over those short-term benefit has been reversed.

(ii)	Refers substantially to share-based compensation plan, considered as IPO Bonus, which included payroll charges.

(g)	Guarantees related to finance

According to Note 18, on November 21, 2018, Mind Makers entered into a bank credit note (cédula de crédito bancário) in favor of Banco de Desenvolvimento de Minas Gerais S.A. – BDMG, for an aggregate amount of R$1,676 with maturity on November 15, 2026. A personal lien to secure this bank credit note was granted by certain individuals, including, our Chief Executive Officer.

Somos - Anglo (Predecessor)
Related parties
Related parties
19.	Related Parties

As presented in note 1, the Business is part of Somos Group and therefore some of the Business’ transactions and arrangements are performed with related parties and the effect of these transactions is reflected in these combined carve-out financial statements. Transactions with these related parties are priced on an arm’s length basis, except for certain intangibles described in note 27.b of the combined carve-out financial statements as of December 31, 2018 and October 11, 2018 and for the period from October 11 to December 31, 2018 of VASTA Platform (Successor), and are settled in cash. None of the related party balances are secured. No expense has been recognized in these combined carve-out financial statements for losses in respect of amounts owed by related parties. Additionally, no guarantees have been given or received related to these balances.

Balances and transactions between Parent Entities’ operations included in the Business, have been eliminated in the combined carve-out financial statements. However, during the year ended December 31, 2017 and the period from January 1, 2018 to October 10, 2018, the Business also entered into transactions with other related parties or with operations with the Parent Entities that are not part of the business.

The balances with Related Parties are presented below:

	As of December 31, 2017			As of January 01, 2017
	Trade receivables	Supplier	Bonds	Trade receivables	Supplier
Open balances	(iii)	(ii)	(i)	(iii)	(ii)
Acel Administração De Cursos Educacionais Ltda.	582	657	—	2,162	27
Colegio Jao Ltda.	234	169	—	—	—
Colegio Motivo Ltda.	705	1,195	—	1,533	11
Colegio Sao Jose De Petropolis Ltda	18	18	—	—	—
Complexo Educacional Agora Eu Passo S/S Plenarium Agora	1	13	—	—	—
Curso P H Ltda.	117	—	—	47	—
Ecsa Escola A Chave do Saber Ltda.	40	95	—	108	—
Edumobi Tecnologia de Ensino Movel Ltda.	67	122	—	—	754
Escola Mater Christi Ltda.	50	48	—	176	—
Etb Editora Tecnica Do Brasil Ltda.	—	2	—	—	2
Jafar Sistema De Ensino e Cursos Livres S.A.	—	10	—	—	—
Sistema P H De Ensino Ltda.	391	638	—	390	6
Sociedade Educacional Doze de Outubro Ltda.	43	91	—	49	—
Sociedade Educacional Parana Ltda.	97	169	—	163	—
Somos Educacao S.A. (i)	106	90	822,919	—	—
Somos Operacoes Escolares S.A.	17	37	—	—	—
	2,468	3,354	822,919	4,628	800

The transactions with Related Parties held during the periods below were as follows:

	January 1, 2018 to October 10, 2018
Transactions	Revenue (iii)	Finance costs (i)
Sistema Ph De Ensino	6,524	—
Colégio Motivo	471	—
Acel Administração De Cursos Educacionais	172	—
Sociedade Educacional Parana	1,926	—
Sociedade Educacional Doze De Outubro	376	—
Colégio Integrado Jao	224	—
Somos Educação S.A. (i)	6	77,833
Outros	120	—
	9,819	77,833

	Year ended December 31, 2017
Transactions	Revenue (iii)	Finance costs (i)
Sistema Ph De Ensino	281	—
Curso PH	6,438	—
Colégio Motivo	1,548	—
Acel Administração De Cursos Educacionais	1,129	—
Sociedade Educacional Parana	2,023	—
Sociedade Educacional Doze De Outubro	440	—
Escola Mater Christi	181	—
Colégio Integrado Jao	771	—
Somos Educação E Participações	11	22,919
Outros	106	—
	12,928	22,919

_______________

(i)	As described in note 14, this bonds liability and the finance cost refers to related party bonds subscribed by Somos.
(ii)

Refer to outstanding reimbursements to other related parties or with operations with the Parent Entities that are not part of the business. For shared expenses incurred, that were allocated to the Business according to the assumptions presented in note 2.

(iii)	Substantially refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Somos’ Group for resale to its own clients.
a.	Suppliers with related parties

The Business is the legal obligor for purchases of certain raw materials used in activities related to other businesses of the Parent Entity that are not included in these combined carve-out financial statements in the amount of R$ 231,190 as of December 31, 2017 (R$ 226,887 as of January 01, 2017) and finance costs of R$ 34,621 from the period between January 1, 2018 to October 10, 2018 (R$ 31,866 in the year of 2017). These balances were originally recognized with a corresponding entry in Parent’s Net Investment, and therefore, had no impact on the Business’ profit or loss.

b.	Remuneration of key management personnel

Key management personnel include the members of the Board of Directors and the Audit Committee, the CEO, the vice-presidents and the statutory officers of Somos Group, for which the nature of the tasks performed were related to the activities of the Business.

For the period from January 1 to October 10, 2018 and for the year ended December 31, 2017, key management remuneration allocated to the Business, including charges and variable remuneration totaled R$48,864 and R$7,611, respectively. For the Business management members, the following benefits are granted: healthcare plan, share-based compensation plan, discounts on monthly tuition of K-12 in the Somos Group’s schools, besides discounts over the Business’ own products.

The Business does not grant post-employment benefits, termination benefits or other long-term benefits for their key management personnel.

Key management personnel compensation comprised the following:

	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Short-term employee benefits	1,108	2,020
Share-based compensation plan (i)	47,756	5,591
	48,864	7,611

(i)

Certain executive officers also participate in the share-based compensation plan (see Note 22). In October 2018, a high volume of additional shares were granted to Management due to the transfer of control of Somos to Cogna Group as per the share-based plan conditions (note 22).